UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221

                                                     ---------

			   Brandywine Blue Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)


                               William F. D'Alonzo
                                3711 Kennett Pike
                              Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2006
                          -------------



Item 1. Schedule of Investments.

                                      Brandywine Blue Fund
                                     Schedule of Investments
                                        December 31, 2006
                                           (Unaudited)



Shares or Principal Amount                                          Value
------------------------------------------------------------------------------
Common Stocks-95.5% (A)

CONSUMER DISCRETIONARY
        Broadcasting & Cable TV-5.2%
  2,609,100    Comcast Corp.*                                   $110,443,203


        Computer & Electronics Retail-3.8%
  1,664,500    Best Buy Co., Inc.                                 81,876,755


        Housewares & Specialties-2.4%
  1,772,300    Newell Rubbermaid Inc.                             51,308,085

                                                           -----------------
	Total Consumer Discretionary	           		 243,628,043


ENERGY
        Oil & Gas Equipment & Services-7.5%
  1,406,500    Cameron International Corp. *                      74,614,825

  2,081,200    Weatherford International Ltd.*                    86,973,348



        Oil & Gas Exploration & Production-4.5%
  1,483,400    Chesapeake Energy Corp.                            43,092,770

  1,163,400    Newfield Exploration Co.*                          53,458,230

                                                           -----------------
	Total Energy		                                 258,139,173


FINANCIALS
        Insurance Brokers-1.1%
    576,800    Willis Group Holdings Ltd.                         22,904,728

                                                           -----------------
        Total Financials				          22,904,728


HEALTH CARE
        Biotechnology-2.3%
    760,900    Gilead Sciences, Inc.*                             49,405,237


        Health Care Equipment-4.5%
  2,076,600    Baxter International Inc.                          96,333,474


        Health Care Services-1.7%
    644,400    DaVita, Inc.*                                      36,653,472


        Life Sciences Tools & Services-4.7%
  2,229,000    Thermo Fisher Scientific, Inc.*                   100,951,410

                                                           -----------------
	 Total Health Care                                       283,343,593


INDUSTRIALS
        Aerospace & Defense-7.2%
    247,700    General Dynamics Corp.                             18,416,495

    725,300    Precision Castparts Corp.                          56,776,484

  1,237,600    Rockwell Collins, Inc.                             78,327,704


        Electrical Components & Equipment-2.6%
  1,243,800    Emerson Electric Co.                               54,839,142


        Environmental & Facilities Services-2.0%
  1,179,200    Waste Management, Inc.*                            43,359,184


        Heavy Electrical Equipment-2.9%
  3,410,700    ABB Ltd. SP-ADR                                    61,324,386


        Industrial Machinery-2.1%
    919,200    Dover Corp.                                        45,059,184

                                                           -----------------
	Total Industrials				         358,102,579


INFORMATION TECHNOLOGY
        Application Software-8.0%
  1,448,600    Adobe Systems Inc.*                                59,566,432

  1,415,200    Autodesk, Inc.*                                    57,258,992

  4,351,900    BEA Systems, Inc.*                                 54,746,902

        Computer Hardware-6.8%
  1,068,900    Apple Computer, Inc.*                              90,685,476

  1,333,200    Hewlett-Packard Co.                                54,914,508

        Data Processing & Outsourced Services-2.0%
  1,045,400    Fidelity National Information Services, Inc.       41,910,086


        Electronic Equipment Manufacturers-4.7%
  2,897,800    Agilent Technologies, Inc.*                       100,988,330


        Electronic Manufacturing Services-3.2%
  6,000,800    Flextronics International Ltd.*                    68,889,184


        IT Consulting & Other Services-1.8%
  1,074,300    Accenture Ltd.                                     39,673,899


        Semiconductor Equipment-2.7%
  1,491,300    MEMC Electronic Materials, Inc.*                   58,369,482


        Semiconductors-2.1%
  1,224,500    NVIDIA Corp.*                                      45,318,745


        Systems Software-2.8%
  3,475,700    Oracle Corp.*                                      59,573,498

                                                           -----------------
	 Total Information Technology                            731,895,534


MATERIALS
        Steel-3.0%
    711,400    Allegheny Technologies, Inc.                       64,509,752

                                                           -----------------
	Total Materials                                           64,509,752


TELECOMMUNICATION SERVICES
        Integrated Telecommunication Services-1.4%
    841,400    AT&T Inc.                                          30,080,050

        Wireless Telecommunication Services-2.5%
    818,100    NII Holdings Inc.*                                 52,718,364

                                                           -----------------
        Total Telecommunication Services                          82,798,414

	                                                   -----------------
        Total common stocks
	(Cost $1,860,226,662)                                  2,045,321,816


Short-Term Investments-3.8% (A)

        Commercial Paper-3.7%
$30,000,000    Countrywide Financial Corp.,
                 due 1/02/07, discount of 5.40%  	          29,995,500

 50,000,000    Countrywide Financial Corp.,
                 due 1/03/07, discount of 5.40%  		  49,985,000
                                                           -----------------
        Total commercial paper
	(Cost $79,980,500)					  79,980,500


        Variable Rate Demand Note-0.1%
  2,116,711    U.S. Bank, N.A., 5.10%                              2,116,711
                                                           -----------------
        Total variable rate demand note
	(Cost $2,116,711)					   2,116,711
							   -----------------
        Total short-term investments
	(Cost $82,097,211)                                        82,097,211
                                                           -----------------
        Total investments-99.3%
        (Cost $1,942,323,873)  				       2,127,419,027

        Cash and receivables, less
          liabilities-0.7% (A)                                    14,788,541
                                                           -----------------
        TOTAL NET ASSETS-100.0%                               $2,142,207,568
                                                           =================


* Non-dividend paying security.
(A)	Percentages for the various classifications relate to net assets.
ADR - American Depositary Receipts



As of December 31, 2006, investment cost for federal tax purposes was $1,942,380,302 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation		$220,331,523

Aggregate gross unrealized depreciation		 (35,292,798)
						------------
Net unrealized appreciation			$185,038,725
						============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



				Brandywine Advisors Fund
				Schedule of Investments
                                   December 31, 2006
                                      (Unaudited)


Shares or Principal Amount                                             Value
------------------------------------------------------------------------------

Common Stocks-99.5% (A)

CONSUMER DISCRETIONARY
        Apparel Retail-1.4%
     41,300    bebe stores, inc.                                    $817,327

     66,500    Ross Stores, Inc.                                   1,948,450

                                                           -----------------
        Total Consumer Discretionary                               2,765,777


ENERGY
        Oil & Gas Equipment & Services-5.4 %
     84,900    FMC Technologies, Inc.*                             5,232,387

    140,000    Grant Prideco, Inc.*                                5,567,800


        Oil & Gas Exploration & Production-1.7%
     54,900    Cabot Oil & Gas Corp.                               3,329,685

                                                           -----------------
        Total Energy                                              14,129,872


FINANCIALS
        Insurance Brokers-1.8%
     89,300    Willis Group Holdings Ltd.                          3,546,103


        Investment Banking & Brokerage-0.8%
     32,000    Lazard Ltd.                                         1,514,880


        Multi-line Insurance-1.6%
     97,800    HCC Insurance Holdings, Inc.                        3,138,402

                                                           -----------------
        Total Financials                                           8,199,385


HEALTH CARE
        Health Care Equipment-1.0%
     43,400    Hologic, Inc.*                                      2,051,952


        Health Care Services-3.7%
    130,200    DaVita, Inc.*                                       7,405,776


        Health Care Supplies-0.7%
     50,000    DENTSPLY International Inc.                         1,492,500


        Health Care Technology-3.4%
    249,200    IMS Health Inc.                                     6,848,016


        Life Sciences Tools & Services-7.3%
     62,800    Covance Inc.*                                       3,699,548

    236,600    Thermo Fisher Scientific, Inc.*                    10,715,614


        Pharmaceuticals-1.0%
     57,000    Medicis Pharmaceutical Corp.                        2,002,410

                                                           -----------------
        Total Health Care                                         34,215,816


INDUSTRIALS
        Aerospace & Defense-15.3%
     26,000    AerCap Holdings N.V.*                                 602,680

     95,300    BE Aerospace, Inc.*                                 2,447,304

    109,200    Goodrich Corp.                                      4,974,060

    146,100    Precision Castparts Corp.                          11,436,708

    111,200    Rockwell Collins, Inc.                              7,037,848

    115,700    Spirit Aerosystems Holdings Inc.*                   3,872,479


        Construction & Engineering-4.2%
     95,600    Chicago Bridge & Iron Co. N.V. NYS                  2,613,704

      6,900    Granite Construction Inc.                             347,208

     68,200    Quanta Services, Inc.*                              1,341,494

     93,200    URS Corp.*                                          3,993,620


        Electrical Components & Equipment-4.1%
     53,600    Acuity Brands, Inc.                                 2,789,344

     35,400    Genlyte Group Inc.*                                 2,765,094

     73,800    Suntech Power Holdings Co., Ltd. ADR*               2,509,938


        Environmental & Facilities Services-2.9%
    198,400    Allied Waste Industries, Inc.*                      2,438,336

     84,000    Republic Services, Inc.                             3,416,280


        Industrial Conglomerates-4.8%
    187,850    McDermott International, Inc.*                      9,554,051

                                                           -----------------
        Total Industrials                                         62,140,148


INFORMATION TECHNOLOGY
        Application Software-6.4%
    135,000    Autodesk, Inc.*                                     5,462,100

    431,800    BEA Systems, Inc.*                                  5,432,044

     82,900    Jack Henry & Associates, Inc.                       1,774,060


        Communications Equipment-4.7%
    205,200    Harris Corp.                                        9,410,472


        Computer Storage & Peripherals-2.9%
    100,000    Logitech International S.A.*                        2,859,000

    133,350    QLogic Corp.*                                       2,923,032


        Data Processing & Outsourced Services-5.6%
      2,400    Alliance Data Systems Corp.*                          149,928

     99,300    CheckFree Corp.*                                    3,987,888

     99,600    Fidelity National Information Services, Inc.        3,992,964

     64,300    Global Payments Inc.                                2,977,090


        Electronic Manufacturing Services-2.3%
    400,700    Flextronics International Ltd.*                     4,600,036


        Semiconductors-3.5%
    140,900    Agere Systems Inc.*                                 2,701,053

    116,600    NVIDIA Corp.*                                       4,315,366


        Technology Distributors-3.4%
    327,500    Ingram Micro Inc.*                                  6,684,275

                                                           -----------------
        Total Information Technology                              57,269,308


MATERIALS
        Metal & Glass Containers-2.2%
    205,200    Crown Holdings, Inc.*                               4,292,784


        Steel-5.6%
     84,700    Allegheny Technologies, Inc.                        7,680,596

     87,100    Reliance Steel & Aluminum Co.                       3,429,998

                                                           -----------------
        Total Materials                                           15,403,378


TELECOMMUNICATION SERVICES
        Integrated Telecommunication Services-1.6%
     96,400    NeuStar, Inc.*                                      3,127,216


        Wireless Telecommunication Services-0.2%
      4,800    NII Holdings Inc.*                                    309,312

                                                           -----------------
        Total Telecommunication Services                           3,436,528

	                                                   -----------------
        Total common stocks
	(Cost $170,786,328)                                      197,560,212

Short-Term Investments-0.9% (A)

        Commercial Paper-0.5%
 $1,000,000    Countrywide Financial Corp., due 1/02/07,
                 discount of 5.40%				     999,850
	                                                   -----------------
        Total commercial paper
	(Cost $999,850)                                              999,850

        Variable Rate Demand Note-0.4%
    749,228    Wisconsin Corporate Central Credit Union, 5.02%       749,228
	                                                   -----------------
        Total variable rate demand note
	(Cost $749,228)                                              749,228
                                                           -----------------
     	Total short-term investments
        (Cost $1,749,078)                                          1,749,078
			                                   -----------------
        Total investments-100.4%
        (Cost $172,535,406)                                      199,309,290

        Liabilities, less cash and
          receivables-(0.4%) (A)                                    (874,254)
                                                           -----------------
        TOTAL NET ASSETS-100.0%                                 $198,435,036
                                                           =================
* Non-dividend paying security.
(A) Percentages for the various classifications relate to net assets. ADR-American Depositary Receipts
N.V.-Netherlands Antillies Limited Liability Corp.
NYS-New York Registered Shares

As of December 31, 2006, investment cost for federal tax purposes was $172,749,084 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation	   	$29,168,368

Aggregate gross unrealized depreciation		 (2,608,162)
						-----------
Net unrealized appreciation			$26,560,206
						===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.
                   -------------------

     By (Signature and Title)  /S/ William F. D'Alonzo
                               ---------------------------
                                William F. D'Alonzo, President

     Date  2/09/2007
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /S/ William F. D'Alonzo
                                   ---------------------------
                                    William F. D'Alonzo, President

     Date  2/09/2007
           --------------

     By (Signature and Title)      /S/ Christopher G. Long
                                   ------------------------
 				    Christopher G. Long, Treasurer

     Date  2/09/2007
           --------------